Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund,

MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund,

Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO SUMMARY PROSPECTUSES FOR MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the glide path.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

II.     CHANGES TO SUMMARY PROSPECTUSES FOR CONSERVATIVE

ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH ALLOCATION

FUND AND AGGRESSIVE ALLOCATION FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the table above.

The fourth bullet point in the “Principal Investment Strategies” section of each Fund is deleted in its entirety and replaced with the following:

●	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

In the “Principal Investment Risks” section for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

MyDestination 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

MyDestination 2015 Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO SUMMARY PROSPECTUSES FOR MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the glide path.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

MyDestination 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

MyDestination 2025 Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO SUMMARY PROSPECTUSES FOR MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the glide path.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

MyDestination 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

MyDestination 2035 Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO SUMMARY PROSPECTUSES FOR MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the glide path.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

MyDestination 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

MyDestination 2045 Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO SUMMARY PROSPECTUSES FOR MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the glide path.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

MyDestination 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

MyDestination 2055 Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO SUMMARY PROSPECTUSES FOR MYDESTINATION 2015 FUND, MYDESTINATION 2025 FUND, MYDESTINATION 2035 FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the glide path.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

Conservative Allocation Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.     CHANGES TO SUMMARY PROSPECTUSES FOR CONSERVATIVE

ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH ALLOCATION

FUND AND AGGRESSIVE ALLOCATION FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the table above.

The fourth bullet point in the “Principal Investment Strategies” section of each Fund is deleted in its entirety and replaced with the following:

●	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

In the “Principal Investment Risks” section for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

Balanced Allocation Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.     CHANGES TO SUMMARY PROSPECTUSES FOR CONSERVATIVE

ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH ALLOCATION

FUND AND AGGRESSIVE ALLOCATION FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the table above.

The fourth bullet point in the “Principal Investment Strategies” section of each Fund is deleted in its entirety and replaced with the following:

●	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

In the “Principal Investment Risks” section for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

Growth Allocation Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.     CHANGES TO SUMMARY PROSPECTUSES FOR CONSERVATIVE

ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH ALLOCATION

FUND AND AGGRESSIVE ALLOCATION FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the table above.

The fourth bullet point in the “Principal Investment Strategies” section of each Fund is deleted in its entirety and replaced with the following:

●	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

In the “Principal Investment Risks” section for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.

Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1_SupplementTextBlock

GUIDESTONE FUNDS

Aggressive Allocation Fund

Supplement dated July 17, 2017

to

Prospectus dated May 1, 2017, as amended July 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.     CHANGES TO SUMMARY PROSPECTUSES FOR CONSERVATIVE

ALLOCATION FUND, BALANCED ALLOCATION FUND, GROWTH ALLOCATION

FUND AND AGGRESSIVE ALLOCATION FUND

The following disclosure is added to the “Principal Investment Strategies” section for each Fund:

●
The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including exchange-traded funds (ETFs), to gain exposure to the asset classes included in the table above.

The fourth bullet point in the “Principal Investment Strategies” section of each Fund is deleted in its entirety and replaced with the following:

●	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

In the “Principal Investment Risks” section for the Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund, the risk factor titled “Natural Resources Companies Risk” is deleted in its entirety and replaced with the following:

●
Natural Resources Companies and Commodities Risk: To the extent that the Fund has investment exposure to natural resources companies or commodities, the Fund will be exposed to certain risks associated with those industries or markets. Natural resources industries and commodities markets may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources and commodities. They may also be affected by changes in commodity prices, changes in interest rates and inflation rates, market speculation, international political and economic developments (such as political events affecting access to natural resources, acts of war and terrorism), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries, and the prices of commodities may experience volatility due to supply and demand disruptions in major producing or consuming regions.

In the “Principal Investment Risks” section for each Fund, the risk factor titled “Risks of Investing in Underlying Funds” is deleted in its entirety and replaced with the following:

●
Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly.